Financial Instruments	9 Months Ended
Sep. 30, 2026
Financial Instruments [Abstract]
Financial Instruments

Note 5:- Financial Instruments

a.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2		Level 3
	U.S Dollars in thousands
September 30, 2026
Derivatives instruments	$-		$(84)	$-
Contingent consideration	-		-	(21,891)

September 30, 2025
Derivatives instruments	-		363	-
Contingent consideration	$-	$		$(22,571)

December 31, 2025
Derivatives instruments	$-		$197	$-
Contingent consideration	$-		$-	$(23,237)

During the nine months ended on September 30, 2026, there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.

With respect to the Company’s commitment pursuant to the Saol APA to pay contingent consideration subject the achievement of sales thresholds, during the nine months ended on September 30, 2026, the fourth sales threshold was met and the Company paid a milestone payment in the amount of $3,000 thousands.